CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME	Common Stock [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Common Stock [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional Paid-In Capital [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Additional Paid-In Capital [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Retained Earnings [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Retained Earnings [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Noncontrolling Interest [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] USD ($)	Noncontrolling Interest [Member] Attributable To Noah Education Holding Ltd Shareholder [Member] CNY	Noncontrolling Interest [Member] Comprehensive Income [Member] USD ($)	Noncontrolling Interest [Member] Comprehensive Income [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY	Attributable To Noah Education Holding Ltd Shareholder [Member] Comprehensive Income [Member] USD ($)	Attributable To Noah Education Holding Ltd Shareholder [Member] Comprehensive Income [Member] CNY	Comprehensive Income [Member] USD ($)	Comprehensive Income [Member] CNY	Total USD ($)	Total CNY
Balance at Jun. 30, 2009		14,504		14,504		1,029,778,033		1,029,778,033		(93,632,438)		(93,632,438)		250,934,118		250,934,118		0				0				0		1,187,094,217
Balance (in shares) at Jun. 30, 2009		35,589,120		35,589,120
Issue of shares (note 13)		905				37,384,095				0				0				0										37,385,000
Issue of shares (note 13) (in shares)		2,647,743
Share repurchase (note 13)		(477)				(38,698,132)				0				0				0										(38,698,609)
Share repurchase (note 13) (in shares)		(1,394,300)
Exercise of share options		263				10,506,239				0				0				0										10,506,502
Exercise of share options (in shares)		771,138																										771,138
Net income (loss)		0				0				0				5,659,825				0		0				5,659,825		(5,659,825)		5,659,825
Share-based compensation		0				10,395,821				0				0				0										10,395,821
Cumulative translation adjustment, net of tax		0				0				(4,714,440)				0				0		0				(4,714,440)		(4,714,440)		(4,714,440)
Unrealized gain loss on available-for-sale investment, net of tax		0				0				9,395,254				0				0		0				9,395,254		9,395,254		9,395,254
Dividend paid to non-controlling shareholders																												0
Balance at Jun. 30, 2010		15,195		15,195		1,049,366,056		1,049,366,056		(88,951,624)		(88,951,624)		256,593,943		256,593,943		0		0		0		10,340,639		10,340,639		1,217,023,570
Balance (in shares) at Jun. 30, 2010		37,613,701		37,613,701
Issue of shares as employee compensation		49				2,429,120				0				0				0										2,429,169
Stock Issued During Period, Shares, Share-based Compensation, Gross		150,000
Share repurchase (note 13)		(458)				(18,404,391)				0				0				0										(18,404,849)
Share repurchase (note 13) (in shares)		(1,375,478)
Exercise of share options		13				386,445				0				0				0										386,458
Exercise of share options (in shares)		39,628																										39,628
Net income (loss)		0				0				0				(411,337,044)				3,344,272		3,344,272				(411,337,044)		(407,992,772)		(407,992,772)
Share-based compensation		0				9,008,496				0				0				0										11,437,616
Cumulative translation adjustment, net of tax		0				0				(36,155,598)				0				0		0				(36,155,598)		(36,155,598)		(36,155,598)
Unrealized gain loss on available-for-sale investment, net of tax		0				0				(12,523,254)				0				0		0				(12,523,254)		(12,523,254)		(12,523,254)
Disposal of subsidiaries		0				0				18,301,552		18,301,552		0				0		0				18,301,552		18,301,552		18,301,552
Acquisition of subsidiaries		0				0				0				430,423				41,639,356										42,069,779
Dividend paid to non-controlling shareholders																												0
Balance at Jun. 30, 2011		14,799	2,290	14,799		1,042,785,726	161,334,529	1,042,785,726		(119,328,924)	(18,461,967)	(119,328,924)		(154,312,678)	(23,874,476)	(154,312,678)		44,983,628		3,344,272	6,959,639	44,983,628		(441,714,344)	(67,822,398)	(438,370,072)	119,000,376	814,142,551
Balance (in shares) at Jun. 30, 2011		36,427,851	36,427,851
Share repurchase (note 13)		(9)				(254,502)				0				0				0										(254,511)
Share repurchase (note 13) (in shares)		(26,195)
Exercise of share options		53				1,572,375				0				0				0										1,572,428
Exercise of share options (in shares)		168,210																									168,210
Net income (loss)		0	0			0				0				(53,557,885)				5,879,287		5,879,287		5,879,287,000		(53,557,885)		(47,678,598)	(7,504,894)	(47,678,598)
Share-based compensation		0	0			2,760,006				0				0				0									434,441	2,760,006
Cumulative translation adjustment, net of tax		0	0			0				(3,899,857)				0				0		0				(3,899,857)		(3,899,857)		(3,899,857)
Unrealized gain loss on available-for-sale investment, net of tax		0	0			0				(810,425)				0				0						(810,425)		(810,425)		(810,425)
Acquisition of subsidiaries		0	0			0				0				0				19,821,000						(810,425)		(810,425)		19,821,000
Dividend paid to non-controlling shareholders		0				0				0				0				(950,000)									(149,536)	(950,000)
Balance at Jun. 30, 2012	$ 164,782,560	14,843	$ 2,336	14,843	$ 164,782,560	1,046,863,605	$ 164,782,560	1,046,863,605	$ (19,524,509)	(124,039,206)	$ (19,524,509)	(124,039,206)	$ (32,720,063)	(207,870,563)	$ (19,524,509)	(208,062,771)	$ 10,976,533	69,733,915	$ 925,435	5,879,287	$ 10,976,533	69,733,915	$ (9,171,756)	(58,268,167)	$ (8,246,321)	(52,388,880)	$ 123,516,857	784,702,594
Balance (in shares) at Jun. 30, 2012	36,569,866		36,569,866